Quarterly Holdings Report
for

Fidelity® 500 Index Fund

May 31, 2019

UEI-QTLY-0719
1.816023.114

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	58,200,924	$1,779,784
CenturyLink, Inc.	7,597,945	79,399
Verizon Communications, Inc.	33,013,128	1,794,264
		3,653,447
Entertainment - 2.0%
Activision Blizzard, Inc.	6,102,723	264,675
Electronic Arts, Inc. (a)	2,393,652	222,801
Netflix, Inc. (a)	3,488,247	1,197,445
Take-Two Interactive Software, Inc. (a)	904,118	97,780
The Walt Disney Co.	13,951,889	1,842,207
Viacom, Inc. Class B (non-vtg.)	2,825,440	82,023
		3,706,931
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	2,391,765	2,646,488
Class C (a)	2,455,811	2,710,307
Facebook, Inc. Class A (a)	19,059,452	3,382,481
TripAdvisor, Inc. (a)(b)	821,135	34,709
Twitter, Inc. (a)	5,820,291	212,091
		8,986,076
Media - 1.4%
CBS Corp. Class B	2,777,788	134,112
Charter Communications, Inc. Class A (a)	1,386,376	522,386
Comcast Corp. Class A	36,085,147	1,479,491
Discovery Communications, Inc.:
Class A (a)(b)	1,254,552	34,199
Class C (non-vtg.) (a)	2,879,793	73,838
DISH Network Corp. Class A (a)	1,833,203	66,197
Fox Corp.:
Class A	2,818,752	99,305
Class B	1,297,236	45,027
Interpublic Group of Companies, Inc.	3,075,299	65,258
News Corp.:
Class A	3,078,590	35,065
Class B	988,877	11,520
Omnicom Group, Inc.	1,787,200	138,258
		2,704,656

TOTAL COMMUNICATION SERVICES		19,051,110

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	2,077,573	133,048
BorgWarner, Inc.	1,659,449	58,877
		191,925
Automobiles - 0.4%
Ford Motor Co.	31,220,942	297,223
General Motors Co.	10,472,884	349,166
Harley-Davidson, Inc.	1,274,692	41,708
		688,097
Distributors - 0.1%
Genuine Parts Co.	1,166,033	115,321
LKQ Corp. (a)	2,514,925	64,508
		179,829
Diversified Consumer Services - 0.0%
H&R Block, Inc. (b)	1,642,084	43,105
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	3,199,087	163,761
Chipotle Mexican Grill, Inc. (a)	194,465	128,341
Darden Restaurants, Inc.	986,788	114,783
Hilton Worldwide Holdings, Inc.	2,339,730	209,265
Marriott International, Inc. Class A	2,252,469	281,198
McDonald's Corp.	6,114,575	1,212,337
MGM Mirage, Inc.	4,075,262	101,148
Norwegian Cruise Line Holdings Ltd. (a)	1,738,942	95,138
Royal Caribbean Cruises Ltd.	1,370,484	166,870
Starbucks Corp.	9,935,859	755,721
Wynn Resorts Ltd.	773,964	83,070
Yum! Brands, Inc.	2,448,124	250,565
		3,562,197
Household Durables - 0.3%
D.R. Horton, Inc.	2,714,983	116,093
Garmin Ltd.	968,778	74,092
Leggett & Platt, Inc.	1,047,212	37,186
Lennar Corp. Class A	2,284,633	113,455
Mohawk Industries, Inc. (a)	491,067	66,564
Newell Brands, Inc.	3,107,760	41,706
PulteGroup, Inc.	2,037,112	63,150
Whirlpool Corp.	508,306	58,394
		570,640
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	3,296,589	5,851,676
eBay, Inc.	6,870,952	246,873
Expedia, Inc.	934,138	107,426
The Booking Holdings, Inc. (a)	359,637	595,638
		6,801,613
Leisure Products - 0.1%
Hasbro, Inc.	924,992	88,004
Mattel, Inc. (a)(b)	2,759,576	27,182
		115,186
Multiline Retail - 0.5%
Dollar General Corp.	2,100,336	267,331
Dollar Tree, Inc. (a)	1,901,286	193,152
Kohl's Corp.	1,319,313	65,069
Macy's, Inc.	2,456,801	50,536
Nordstrom, Inc. (b)	856,228	26,800
Target Corp.	4,169,242	335,416
		938,304
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	572,614	88,755
AutoZone, Inc. (a)	199,406	204,812
Best Buy Co., Inc.	1,870,513	117,225
CarMax, Inc. (a)(b)	1,358,927	106,377
Foot Locker, Inc.	901,945	35,492
Gap, Inc.	1,706,601	31,879
L Brands, Inc.	1,824,455	40,977
Lowe's Companies, Inc.	6,399,666	596,961
O'Reilly Automotive, Inc. (a)	626,192	232,549
Ross Stores, Inc.	2,960,856	275,330
The Home Depot, Inc.	9,024,472	1,713,296
Tiffany & Co., Inc.	866,778	77,239
TJX Companies, Inc.	9,887,350	497,235
Tractor Supply Co.	968,977	97,654
Ulta Beauty, Inc. (a)	450,185	150,083
		4,265,864
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	1,219,434	39,607
Hanesbrands, Inc.	2,887,632	42,881
Kontoor Brands, Inc. (a)	51	1
NIKE, Inc. Class B	10,057,086	775,804
PVH Corp.	605,093	51,548
Ralph Lauren Corp.	421,380	44,300
Tapestry, Inc.	2,316,806	66,168
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,500,359	34,208
Class C (non-vtg.) (a)(b)	1,538,300	31,120
VF Corp.	2,591,794	212,216
		1,297,853

TOTAL CONSUMER DISCRETIONARY		18,654,613

CONSUMER STAPLES - 7.4%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	1,328,611	66,404
Constellation Brands, Inc. Class A (sub. vtg.)	1,330,652	234,794
Molson Coors Brewing Co. Class B	1,499,298	82,431
Monster Beverage Corp. (a)	3,124,462	193,279
PepsiCo, Inc.	11,222,873	1,436,528
The Coca-Cola Co.	30,742,411	1,510,375
		3,523,811
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	3,519,335	843,162
Kroger Co.	6,373,644	145,383
Sysco Corp.	3,774,174	259,739
Walgreens Boots Alliance, Inc.	6,407,081	316,125
Walmart, Inc.	11,373,806	1,153,759
		2,718,168
Food Products - 1.2%
Archer Daniels Midland Co.	4,474,885	171,478
Campbell Soup Co. (b)	1,539,263	55,891
Conagra Brands, Inc.	3,879,845	103,863
General Mills, Inc.	4,767,785	235,719
Hormel Foods Corp. (b)	2,178,314	86,022
Kellogg Co.	2,005,734	105,421
Lamb Weston Holdings, Inc.	1,170,412	69,347
McCormick & Co., Inc. (non-vtg.)	979,549	152,849
Mondelez International, Inc.	11,538,326	586,724
The Hershey Co.	1,110,806	146,582
The J.M. Smucker Co.	908,882	110,484
The Kraft Heinz Co.	4,968,825	137,388
Tyson Foods, Inc. Class A	2,358,984	179,023
		2,140,791
Household Products - 1.7%
Church & Dwight Co., Inc.	1,964,650	146,190
Clorox Co.	1,023,979	152,378
Colgate-Palmolive Co.	6,884,443	479,295
Kimberly-Clark Corp.	2,751,872	351,937
Procter & Gamble Co.	19,986,612	2,056,822
		3,186,622
Personal Products - 0.2%
Coty, Inc. Class A (b)	2,400,898	29,627
Estee Lauder Companies, Inc. Class A	1,743,769	280,799
		310,426
Tobacco - 0.9%
Altria Group, Inc.	14,975,945	734,720
Philip Morris International, Inc.	12,420,017	957,956
		1,692,676

TOTAL CONSUMER STAPLES		13,572,494

ENERGY - 4.9%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	4,101,772	87,819
Halliburton Co.	6,971,264	148,418
Helmerich & Payne, Inc.	874,102	42,752
National Oilwell Varco, Inc.	3,063,474	63,873
Schlumberger Ltd.	11,073,363	384,135
TechnipFMC PLC	3,399,382	70,707
		797,704
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	3,991,409	280,875
Apache Corp.	2,999,343	78,193
Cabot Oil & Gas Corp.	3,382,530	84,631
Chevron Corp.	15,180,735	1,728,327
Cimarex Energy Co.	810,583	46,357
Concho Resources, Inc.	1,602,666	157,077
ConocoPhillips Co.	9,063,427	534,380
Devon Energy Corp.	3,317,701	83,473
Diamondback Energy, Inc.	1,234,544	121,059
EOG Resources, Inc.	4,634,388	379,464
Exxon Mobil Corp.	33,851,915	2,395,700
Hess Corp.	2,033,740	113,605
HollyFrontier Corp.	1,255,203	47,673
Kinder Morgan, Inc.	15,553,699	310,296
Marathon Oil Corp.	6,539,515	85,995
Marathon Petroleum Corp.	5,381,943	247,516
Noble Energy, Inc.	3,863,640	82,682
Occidental Petroleum Corp.	5,988,570	298,051
ONEOK, Inc.	3,288,605	209,221
Phillips 66 Co.	3,351,793	270,825
Pioneer Natural Resources Co.	1,345,208	190,966
The Williams Companies, Inc.	9,675,247	255,233
Valero Energy Corp.	3,336,565	234,894
		8,236,493

TOTAL ENERGY		9,034,197

FINANCIALS - 13.1%
Banks - 5.5%
Bank of America Corp.	71,767,708	1,909,021
BB&T Corp.	6,101,295	285,236
Citigroup, Inc.	18,787,723	1,167,657
Citizens Financial Group, Inc.	3,678,330	119,840
Comerica, Inc.	1,270,353	87,426
Fifth Third Bancorp	6,150,019	162,976
First Republic Bank	1,316,532	127,730
Huntington Bancshares, Inc.	8,363,614	105,800
JPMorgan Chase & Co.	26,159,869	2,771,900
KeyCorp	8,059,809	128,715
M&T Bank Corp.	1,106,767	176,640
Peoples United Financial, Inc.	3,141,484	48,285
PNC Financial Services Group, Inc.	3,624,185	461,214
Regions Financial Corp.	8,131,164	112,454
SunTrust Banks, Inc.	3,541,429	212,521
SVB Financial Group (a)	420,501	84,689
U.S. Bancorp	12,021,024	603,455
Wells Fargo & Co.	32,713,236	1,451,486
Zions Bancorp NA	1,487,344	64,060
		10,081,105
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	415,850	34,857
Ameriprise Financial, Inc.	1,082,558	149,642
Bank of New York Mellon Corp.	7,018,498	299,620
BlackRock, Inc. Class A	972,212	404,012
Cboe Global Markets, Inc.	896,448	97,300
Charles Schwab Corp.	9,477,863	394,374
CME Group, Inc.	2,858,470	549,169
E*TRADE Financial Corp.	1,967,935	88,163
Franklin Resources, Inc.	2,361,052	75,129
Goldman Sachs Group, Inc.	2,736,380	499,362
IntercontinentalExchange, Inc.	4,542,069	373,403
Invesco Ltd.	3,172,444	61,990
Moody's Corp.	1,327,630	242,797
Morgan Stanley	10,375,919	422,196
MSCI, Inc.	673,708	148,222
Northern Trust Corp.	1,745,023	149,234
Raymond James Financial, Inc.	1,014,155	83,749
S&P Global, Inc.	1,986,212	424,811
State Street Corp.	3,025,341	167,150
T. Rowe Price Group, Inc.	1,887,654	190,917
The NASDAQ OMX Group, Inc.	925,145	83,855
		4,939,952
Consumer Finance - 0.7%
American Express Co.	5,525,306	633,808
Capital One Financial Corp.	3,738,179	320,997
Discover Financial Services	2,623,679	195,595
Synchrony Financial	5,217,789	175,474
		1,325,874
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	15,536,208	3,067,158
Jefferies Financial Group, Inc.	2,101,208	37,128
		3,104,286
Insurance - 2.5%
AFLAC, Inc.	5,994,848	307,536
Allstate Corp.	2,652,252	253,317
American International Group, Inc.	6,946,841	354,775
Aon PLC	1,917,495	345,283
Arthur J. Gallagher & Co.	1,470,566	123,822
Assurant, Inc.	492,924	49,273
Chubb Ltd.	3,662,277	534,949
Cincinnati Financial Corp.	1,210,681	118,937
Everest Re Group Ltd.	324,978	80,484
Hartford Financial Services Group, Inc.	2,872,021	151,241
Lincoln National Corp.	1,632,226	97,036
Loews Corp.	2,188,694	112,411
Marsh & McLennan Companies, Inc.	4,035,617	385,805
MetLife, Inc.	7,648,208	353,424
Principal Financial Group, Inc.	2,067,964	106,645
Progressive Corp.	4,665,093	369,849
Prudential Financial, Inc.	3,267,742	301,874
The Travelers Companies, Inc.	2,104,388	306,336
Torchmark Corp.	810,283	69,287
Unum Group	1,714,775	53,998
Willis Group Holdings PLC	1,031,473	181,024
		4,657,306

TOTAL FINANCIALS		24,108,523

HEALTH CARE - 14.2%
Biotechnology - 2.2%
AbbVie, Inc.	11,785,325	904,052
Alexion Pharmaceuticals, Inc. (a)	1,785,428	202,967
Amgen, Inc.	4,971,750	828,791
Biogen, Inc. (a)	1,571,625	344,642
Celgene Corp. (a)	5,611,539	526,306
Gilead Sciences, Inc.	10,190,816	634,378
Incyte Corp. (a)	1,419,428	111,610
Regeneron Pharmaceuticals, Inc. (a)	626,202	188,938
Vertex Pharmaceuticals, Inc. (a)	2,042,597	339,439
		4,081,123
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	14,032,389	1,068,286
Abiomed, Inc. (a)	360,217	94,348
Align Technology, Inc. (a)	581,527	165,357
Baxter International, Inc.	3,808,322	279,683
Becton, Dickinson & Co.	2,149,702	501,826
Boston Scientific Corp. (a)	11,073,277	425,325
Danaher Corp.	5,019,848	662,670
Dentsply Sirona, Inc.	1,869,379	100,703
Edwards Lifesciences Corp. (a)	1,659,966	283,356
Hologic, Inc. (a)	2,139,543	94,161
IDEXX Laboratories, Inc. (a)	687,162	171,632
Intuitive Surgical, Inc. (a)	914,722	425,209
Medtronic PLC	10,715,253	992,018
ResMed, Inc.	1,144,908	130,657
Stryker Corp.	2,471,277	452,837
Teleflex, Inc.	367,681	106,002
The Cooper Companies, Inc.	394,199	117,389
Varian Medical Systems, Inc. (a)	725,278	91,574
Zimmer Biomet Holdings, Inc.	1,633,337	186,086
		6,349,119
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	1,248,027	97,171
Anthem, Inc.	2,053,421	570,810
Cardinal Health, Inc.	2,381,034	100,170
Centene Corp. (a)	3,301,061	190,636
Cigna Corp.	3,036,518	449,465
CVS Health Corp.	10,363,159	542,719
DaVita HealthCare Partners, Inc. (a)	1,010,398	43,871
HCA Holdings, Inc.	2,133,654	258,087
Henry Schein, Inc. (a)	1,209,658	77,975
Humana, Inc.	1,083,128	265,215
Laboratory Corp. of America Holdings (a)	787,774	128,100
McKesson Corp.	1,532,603	187,192
Quest Diagnostics, Inc.	1,072,698	102,882
UnitedHealth Group, Inc.	7,666,326	1,853,718
Universal Health Services, Inc. Class B	667,346	79,781
Wellcare Health Plans, Inc. (a)	399,416	110,315
		5,058,107
Health Care Technology - 0.1%
Cerner Corp.	2,591,515	181,328
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,537,624	170,148
Illumina, Inc. (a)	1,174,471	360,457
IQVIA Holdings, Inc. (a)	1,264,267	171,751
Mettler-Toledo International, Inc. (a)	198,101	143,245
PerkinElmer, Inc.	885,246	76,432
Thermo Fisher Scientific, Inc.	3,216,419	858,720
Waters Corp. (a)	571,351	114,676
		1,895,429
Pharmaceuticals - 4.6%
Allergan PLC	2,498,004	304,532
Bristol-Myers Squibb Co.	13,044,421	591,825
Eli Lilly & Co.	6,900,389	800,031
Johnson & Johnson	21,277,403	2,790,531
Merck & Co., Inc.	20,622,903	1,633,540
Mylan NV (a)	4,119,683	69,211
Nektar Therapeutics (a)	1,391,021	43,567
Perrigo Co. PLC	998,725	41,966
Pfizer, Inc.	44,356,675	1,841,689
Zoetis, Inc. Class A	3,825,194	386,536
		8,503,428

TOTAL HEALTH CARE		26,068,534

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.6%
Arconic, Inc.	3,221,756	70,556
General Dynamics Corp.	2,164,715	348,129
Harris Corp.	942,462	176,419
Huntington Ingalls Industries, Inc.	331,807	68,060
L3 Technologies, Inc.	633,695	153,392
Lockheed Martin Corp.	1,964,083	664,921
Northrop Grumman Corp.	1,356,139	411,249
Raytheon Co.	2,254,974	393,493
Textron, Inc.	1,874,991	84,937
The Boeing Co.	4,198,022	1,434,086
TransDigm Group, Inc. (a)	388,814	171,448
United Technologies Corp.	6,476,304	817,957
		4,794,647
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,093,408	87,068
Expeditors International of Washington, Inc.	1,371,573	95,448
FedEx Corp.	1,918,787	296,030
United Parcel Service, Inc. Class B	5,560,669	516,697
		995,243
Airlines - 0.4%
Alaska Air Group, Inc.	983,647	57,248
American Airlines Group, Inc.	3,193,119	86,949
Delta Air Lines, Inc.	4,936,326	254,221
Southwest Airlines Co.	3,974,186	189,171
United Continental Holdings, Inc. (a)	1,790,080	139,000
		726,589
Building Products - 0.3%
A.O. Smith Corp.	1,132,948	45,884
Allegion PLC	754,681	73,242
Fortune Brands Home & Security, Inc.	1,122,929	53,968
Johnson Controls International PLC (b)	7,292,206	280,896
Masco Corp.	2,352,880	82,163
		536,153
Commercial Services & Supplies - 0.4%
Cintas Corp.	676,563	150,082
Copart, Inc. (a)	1,604,483	114,688
Republic Services, Inc.	1,721,621	145,632
Rollins, Inc.	1,177,583	44,242
Waste Management, Inc.	3,114,965	340,621
		795,265
Construction & Engineering - 0.1%
Fluor Corp.	1,115,171	30,913
Jacobs Engineering Group, Inc.	936,334	70,497
Quanta Services, Inc.	1,129,375	39,257
		140,667
Electrical Equipment - 0.6%
AMETEK, Inc.	1,814,693	148,605
Eaton Corp. PLC	3,384,392	252,103
Emerson Electric Co.	4,910,566	295,812
Fortive Corp.	2,352,738	179,161
Rockwell Automation, Inc.	955,107	142,168
		1,017,849
Industrial Conglomerates - 1.4%
3M Co.	4,600,409	734,915
General Electric Co.	69,550,065	656,553
Honeywell International, Inc.	5,825,102	957,123
Roper Technologies, Inc.	827,786	284,692
		2,633,283
Machinery - 1.4%
Caterpillar, Inc.	4,598,357	550,929
Cummins, Inc.	1,156,508	174,355
Deere & Co.	2,544,629	356,681
Dover Corp.	1,158,018	103,538
Flowserve Corp.	1,046,501	48,610
Illinois Tool Works, Inc.	2,411,734	336,775
Ingersoll-Rand PLC	1,934,830	228,968
PACCAR, Inc.	2,770,135	182,330
Parker Hannifin Corp.	1,033,574	157,434
Pentair PLC	1,259,598	43,859
Snap-On, Inc.	444,350	69,283
Stanley Black & Decker, Inc.	1,209,281	153,845
Wabtec Corp. (b)	1,266,993	79,035
Xylem, Inc.	1,434,555	106,473
		2,592,115
Professional Services - 0.3%
Equifax, Inc.	964,344	116,589
IHS Markit Ltd. (a)	2,903,894	166,654
Nielsen Holdings PLC	2,839,878	64,550
Robert Half International, Inc.	951,385	51,051
Verisk Analytics, Inc.	1,306,379	182,893
		581,737
Road & Rail - 1.1%
CSX Corp.	6,190,726	461,023
J.B. Hunt Transport Services, Inc.	695,023	59,174
Kansas City Southern	806,486	91,359
Norfolk Southern Corp.	2,136,857	416,986
Union Pacific Corp.	5,775,502	963,238
		1,991,780
Trading Companies & Distributors - 0.2%
Fastenal Co.	4,572,576	139,875
United Rentals, Inc. (a)	635,899	70,012
W.W. Grainger, Inc.	360,330	94,295
		304,182

TOTAL INDUSTRIALS		17,109,510

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	417,491	102,114
Cisco Systems, Inc.	35,170,421	1,829,917
F5 Networks, Inc. (a)	474,908	62,726
Juniper Networks, Inc.	2,779,755	68,410
Motorola Solutions, Inc.	1,309,263	196,324
		2,259,491
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	2,381,595	207,199
Corning, Inc.	6,285,902	181,285
FLIR Systems, Inc.	1,082,324	52,309
IPG Photonics Corp. (a)	283,507	35,487
Keysight Technologies, Inc. (a)	1,500,014	112,696
TE Connectivity Ltd.	2,707,307	228,036
		817,012
IT Services - 5.4%
Accenture PLC Class A	5,092,958	906,903
Akamai Technologies, Inc. (a)	1,304,000	98,269
Alliance Data Systems Corp.	364,153	50,071
Automatic Data Processing, Inc.	3,480,507	557,299
Broadridge Financial Solutions, Inc.	924,246	115,411
Cognizant Technology Solutions Corp. Class A	4,594,809	284,557
DXC Technology Co.	2,143,378	101,896
Fidelity National Information Services, Inc.	2,580,008	310,375
Fiserv, Inc. (a)	3,128,622	268,623
FleetCor Technologies, Inc. (a)	685,971	177,125
Gartner, Inc. (a)	716,763	108,446
Global Payments, Inc.	1,259,184	193,965
IBM Corp.	7,109,669	902,857
Jack Henry & Associates, Inc.	616,612	80,912
MasterCard, Inc. Class A	7,211,982	1,813,741
Paychex, Inc.	2,553,340	219,051
PayPal Holdings, Inc. (a)	9,373,465	1,028,738
The Western Union Co.	3,482,591	67,562
Total System Services, Inc.	1,300,410	160,640
VeriSign, Inc. (a)	841,696	164,114
Visa, Inc. Class A	13,983,204	2,255,910
		9,866,465
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	7,038,944	192,937
Analog Devices, Inc.	2,942,679	284,322
Applied Materials, Inc.	7,585,267	293,474
Broadcom, Inc.	3,164,710	796,368
Intel Corp.	35,929,209	1,582,322
KLA-Tencor Corp.	1,319,897	136,042
Lam Research Corp.	1,219,157	212,877
Maxim Integrated Products, Inc.	2,184,340	114,874
Microchip Technology, Inc. (b)	1,893,286	151,520
Micron Technology, Inc. (a)	8,956,711	292,078
NVIDIA Corp.	4,841,695	655,856
Qorvo, Inc. (a)	981,034	60,020
Qualcomm, Inc.	9,669,854	646,140
Skyworks Solutions, Inc.	1,390,708	92,663
Texas Instruments, Inc.	7,498,114	782,128
Xilinx, Inc.	2,022,677	206,940
		6,500,561
Software - 6.7%
Adobe, Inc. (a)	3,896,735	1,055,626
ANSYS, Inc. (a)	669,304	120,140
Autodesk, Inc. (a)	1,749,793	281,559
Cadence Design Systems, Inc. (a)	2,240,165	142,407
Citrix Systems, Inc.	999,816	94,103
Fortinet, Inc. (a)	1,158,803	83,990
Intuit, Inc.	2,069,887	506,812
Microsoft Corp.	61,297,878	7,581,320
Oracle Corp.	20,358,547	1,030,142
Red Hat, Inc. (a)	1,412,241	260,276
Salesforce.com, Inc. (a)	6,112,040	925,424
Symantec Corp.	5,107,086	95,656
Synopsys, Inc. (a)	1,195,851	139,245
		12,316,700
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	35,789,518	6,265,671
Hewlett Packard Enterprise Co.	11,001,370	150,939
HP, Inc.	12,252,060	228,868
NetApp, Inc.	1,973,230	116,815
Seagate Technology LLC	2,048,400	85,726
Western Digital Corp.	2,323,781	86,491
Xerox Corp.	1,596,815	48,879
		6,983,389

TOTAL INFORMATION TECHNOLOGY		38,743,618

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,754,765	357,253
Albemarle Corp. U.S. (b)	844,931	53,484
Celanese Corp. Class A	1,023,468	97,158
CF Industries Holdings, Inc.	1,780,809	71,660
Dow, Inc. (a)	6,004,878	280,788
DowDuPont, Inc.	18,014,635	549,807
Eastman Chemical Co.	1,116,762	72,500
Ecolab, Inc.	2,023,851	372,571
FMC Corp.	1,075,865	79,022
International Flavors & Fragrances, Inc. (b)	809,357	109,603
Linde PLC	4,402,706	794,909
LyondellBasell Industries NV Class A	2,431,623	180,548
PPG Industries, Inc.	1,884,737	197,238
Sherwin-Williams Co.	651,885	273,433
The Mosaic Co.	2,833,370	60,832
		3,550,806
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	498,797	104,997
Vulcan Materials Co.	1,053,277	131,565
		236,562
Containers & Packaging - 0.3%
Avery Dennison Corp.	670,973	69,821
Ball Corp.	2,671,226	163,987
International Paper Co.	3,197,724	132,610
Packaging Corp. of America	754,993	67,255
Sealed Air Corp.	1,243,446	52,100
WestRock Co.	2,040,328	66,515
		552,288
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	11,577,195	112,415
Newmont Goldcorp Corp.	6,529,179	216,051
Nucor Corp.	2,439,880	117,114
		445,580

TOTAL MATERIALS		4,785,236

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	900,651	131,864
American Tower Corp.	3,524,490	735,808
Apartment Investment & Management Co. Class A	1,241,868	62,031
AvalonBay Communities, Inc.	1,106,629	224,657
Boston Properties, Inc.	1,234,463	161,505
Crown Castle International Corp.	3,320,223	431,662
Digital Realty Trust, Inc.	1,660,430	195,466
Duke Realty Corp.	2,870,214	86,365
Equinix, Inc.	665,678	323,380
Equity Residential (SBI)	2,955,622	226,312
Essex Property Trust, Inc.	524,853	153,121
Extra Space Storage, Inc.	1,017,067	108,989
Federal Realty Investment Trust (SBI)	594,153	77,674
HCP, Inc.	3,817,205	121,044
Host Hotels & Resorts, Inc.	5,916,081	107,140
Iron Mountain, Inc.	2,287,950	70,126
Kimco Realty Corp.	3,366,741	58,581
Mid-America Apartment Communities, Inc.	909,919	103,895
Prologis, Inc.	5,036,242	371,020
Public Storage	1,198,992	285,216
Realty Income Corp.	2,427,175	170,096
Regency Centers Corp.	1,338,305	88,275
SBA Communications Corp. Class A (a)	899,541	194,670
Simon Property Group, Inc.	2,468,481	400,116
SL Green Realty Corp.	668,601	57,500
The Macerich Co.	845,863	30,730
UDR, Inc.	2,202,019	98,606
Ventas, Inc.	2,845,782	182,984
Vornado Realty Trust	1,385,291	91,748
Welltower, Inc.	3,086,868	250,715
Weyerhaeuser Co.	5,964,423	135,989
		5,737,285
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,495,364	114,038

TOTAL REAL ESTATE		5,851,323

UTILITIES - 3.4%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,886,138	89,516
American Electric Power Co., Inc.	3,941,170	339,414
Duke Energy Corp.	5,808,526	497,268
Edison International	2,603,098	154,546
Entergy Corp.	1,514,673	147,029
Evergy, Inc.	2,034,391	118,279
Eversource Energy	2,532,552	187,004
Exelon Corp.	7,747,879	372,518
FirstEnergy Corp.	4,023,916	165,946
NextEra Energy, Inc.	3,820,369	757,235
Pinnacle West Capital Corp.	896,011	84,144
PPL Corp.	5,759,994	171,417
Southern Co.	8,265,749	442,218
Xcel Energy, Inc.	4,108,336	235,572
		3,762,106
Gas Utilities - 0.1%
Atmos Energy Corp.	933,895	95,071
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	2,245,061	76,422
The AES Corp.	5,291,485	83,605
		160,027
Multi-Utilities - 1.1%
Ameren Corp.	1,954,569	143,348
CenterPoint Energy, Inc.	4,004,313	113,883
CMS Energy Corp.	2,264,250	127,047
Consolidated Edison, Inc.	2,565,275	221,383
Dominion Resources, Inc.	6,386,195	480,114
DTE Energy Co.	1,453,505	182,371
NiSource, Inc.	2,976,077	82,884
Public Service Enterprise Group, Inc.	4,038,341	237,293
Sempra Energy	2,189,461	287,805
WEC Energy Group, Inc.	2,520,358	203,015
		2,079,143
Water Utilities - 0.1%
American Water Works Co., Inc.	1,444,134	163,216

TOTAL UTILITIES		6,259,563

TOTAL COMMON STOCKS
(Cost $116,355,884)		183,238,721
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $39,723)	40,000	39,742
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.41% (d)	564,332,590	$564,445
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	654,709,915	654,775
TOTAL MONEY MARKET FUNDS
(Cost $1,219,211)		1,219,220
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $117,614,818)		184,497,683
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(400,305)
NET ASSETS - 100%		$184,097,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6,091	June 2019	$838,304	$(31,147)	$(31,147)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,230,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,547
Fidelity Securities Lending Cash Central Fund	4,829
Total	$8,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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